Litigation, Claims and Assessments (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Jul. 19, 2021	May 19, 2021	Apr. 01, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Liquidated damage						$ 1,000,000
Description of contract termination and claims				Pixium filed suit in the Paris Commercial Court, and currently claim damages of approximately €5.1 million or about $5.6 million. We believe we have fulfilled our obligations to Pixium with the liquidated damages payment of $1,000,000 and thus the Company does not believe any further loss accrual is necessary	Pixium indicated that it considered this termination wrongful, rejected the Company’s offers, but retained the $1,000,000 payment. On May 19, 2021, Pixium filed suit in the Paris Commercial Court, and currently claim damages of approximately €5.1 million or about $5.6 million. We believe we have fulfilled our obligations to Pixium with the liquidated damages payment of $1,000,000 and thus the Company does not believe any further loss accrual is necessary.
Loss contingency, damages paid, value				$ 1,000,000
Demanded damages, value		$ 5,600,000
Loss contingency and other damages	$ 2,000,000
Oppenheimer And Co Inc
Invoice amount, receivable			$ 1,860,000
Percentage			6.50%
Private placement, amount raised			$ 27,900,000
Euro Member Countries, Euro
Demanded damages, value		$ 5,100,000